Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2025
Fair Value Measurements [Abstract]
Schedule of Assets that are Measured at Fair Value on a Recurring Basis

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at June 30, 2025 and December 31, 2024 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

		June 30,	December 31,
Description	Level	2025	2024
Assets:
U.S. Treasury Bills held in Trust Account (Matures on July 31, 2025)	1	$196,513,230	$192,448,657